MASSMUTUAL SELECT FUNDS

Supplement dated November 16, 2012 to the

Prospectus dated April 2, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund found on page 4 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.10%	.14%	.22%	.22%
Acquired Fund Fees and Expenses	.54%	.54%	.54%	.54%
Total Annual Fund Operating Expenses(2)	.69%	.73%	.81%	1.06%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$70	$221	$384	$859
Class Y	$75	$233	$406	$906
Class L	$83	$259	$450	$1,002
Class A	$677	$893	$1,126	$1,795

The following information replaces similar information for the RetireSMART Conservative Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	28.1%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	0.6%
Select Fundamental Value (Wellington Management)	0.7%
Select Large Cap Value (Columbia Management/Huber Capital Management)	0.5%
Premier Disciplined Value (Babson Capital)	3.5%
Select Focused Value (Harris)	2.1%
Select Fundamental Growth (Wellington Management)	0.6%
Select Blue Chip Growth (T. Rowe Price)	0.6%
Select Growth Opportunities (Sands Capital/Delaware Management)	0.6%
Premier Disciplined Growth (Babson Capital)	3.5%
Select Mid-Cap Value (NFJ/Systematic)	1.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.6%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.2%
MM S&P® Mid Cap Index (NTI)	0.7%
MM Russell 2000® Small Cap Index (NTI)	0.7%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.8%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.5%
Select Small Company Growth (The Boston Company/Eagle)	0.3%
Oppenheimer Real Estate (OFI)	1.5%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	1.0%
MM MSCI EAFE® International Index (NTI)	1.6%
Select Overseas (J.P. Morgan/MFS/Harris)	2.4%
Premier International Equity (OFI Institutional)	1.0%
Premier Focused International (Baring)	0.4%
Premier Strategic Emerging Markets (Baring)	1.6%
Oppenheimer Developing Markets Fund (OFI)	0.9%

Fixed Income & Short Term/Money Market Funds	69.7%
Premier Money Market (Babson Capital)	0.4%
Premier Short-Duration Bond (Babson Capital)	16.5%
Premier Inflation-Protected and Income (Babson Capital)	7.7%
Premier Core Bond (Babson Capital)	27.2%
Select PIMCO Total Return (PIMCO)	5.6%
Select Strategic Bond (Western Asset)	4.9%
Premier High Yield (Babson Capital)	2.8%
Premier International Bond (Baring)	4.6%

Other Funds	2.1%
Oppenheimer Commodity Strategy Total Return (OFI)	2.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Fund found on page 10 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.12%	.16%	.24%	.24%
Acquired Fund Fees and Expenses	.61%	.61%	.61%	.61%
Total Annual Fund Operating Expenses(2)	.78%	.82%	.90%	1.15%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$80	$249	$433	$966
Class Y	$84	$262	$455	$1,014
Class L	$92	$287	$498	$1,108
Class A	$685	$919	$1,172	$1,892

The following information replaces similar information for the RetireSMART Moderate Fund found on page 11 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	55.8%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	1.7%
Select Fundamental Value (Wellington Management)	2.0%
Select Large Cap Value (Columbia Management/Huber Capital Management)	1.2%
Premier Disciplined Value (Babson Capital)	5.9%
Select Focused Value (Harris)	2.7%
Select Fundamental Growth (Wellington Management)	1.7%
Select Blue Chip Growth (T. Rowe Price)	1.7%
Select Growth Opportunities (Sands Capital/Delaware Management)	1.5%
Premier Disciplined Growth (Babson Capital)	5.9%
Select Mid-Cap Value (NFJ/Systematic)	2.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.4%
MM S&P® Mid Cap Index (NTI)	1.7%
MM Russell 2000® Small Cap Index (NTI)	1.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.8%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	1.1%
Select Small Company Growth (The Boston Company/Eagle)	0.8%
Oppenheimer Real Estate (OFI)	2.3%

—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	2.1%
MM MSCI EAFE® International Index (NTI)	3.4%
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%
Premier International Equity (OFI Institutional)	2.2%
Premier Focused International (Baring)	0.9%
Premier Strategic Emerging Markets (Baring)	2.4%
Oppenheimer Developing Markets Fund (OFI)	1.3%

Fixed Income & Short Term/Money Market Funds	41.2%
Premier Money Market (Babson Capital)	0.1%
Premier Short-Duration Bond (Babson Capital)	7.2%
Premier Inflation-Protected and Income (Babson Capital)	4.5%
Premier Core Bond (Babson Capital)	17.0%
Select PIMCO Total Return (PIMCO)	3.4%
Select Strategic Bond (Western Asset)	3.0%
Premier High Yield (Babson Capital)	2.8%
Premier International Bond (Baring)	3.2%

Other Funds	3.1%
Oppenheimer Commodity Strategy Total Return (OFI)	3.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Growth Fund found on page 16 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.14%	.18%	.26%	.26%
Acquired Fund Fees and Expenses	.68%	.68%	.68%	.68%
Total Annual Fund Operating Expenses(2)	.87%	.91%	.99%	1.24%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$89	$278	$482	$1,073
Class Y	$93	$290	$504	$1,120
Class L	$101	$315	$547	$1,213
Class A	$694	$946	$1,217	$1,989

The following information replaces similar information for the RetireSMART Moderate Growth Fund found on page 17 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.3%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	3.1%
Select Fundamental Value (Wellington Management)	3.6%
Select Large Cap Value (Columbia Management/Huber Capital Management)	2.2%
Premier Disciplined Value (Babson Capital)	6.9%
Select Focused Value (Harris)	2.6%
Select Fundamental Growth (Wellington Management)	3.1%
Select Blue Chip Growth (T. Rowe Price)	3.1%
Select Growth Opportunities (Sands Capital/Delaware Management)	2.7%
Premier Disciplined Growth (Babson Capital)	6.9%
Select Mid-Cap Value (NFJ/Systematic)	3.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.3%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
MM S&P® Mid Cap Index (NTI)	2.2%
MM Russell 2000® Small Cap Index (NTI)	2.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.3%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	1.7%
Select Small Company Growth (The Boston Company/Eagle)	1.2%
Oppenheimer Real Estate (OFI)	2.9%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.1%
MM MSCI EAFE® International Index (NTI)	5.1%
Select Overseas (J.P. Morgan/MFS/Harris)	7.7%
Premier International Equity (OFI Institutional)	3.2%
Premier Focused International (Baring)	1.4%
Premier Strategic Emerging Markets (Baring)	3.4%
Oppenheimer Developing Markets Fund (OFI)	1.8%

Fixed Income & Short Term/Money Market Funds	16.3%
Premier Short-Duration Bond (Babson Capital)	2.3%
Premier Inflation-Protected and Income (Babson Capital)	1.5%
Premier Core Bond (Babson Capital)	4.6%

Select PIMCO Total Return (PIMCO)	0.9%
Select Strategic Bond (Western Asset)	0.8%
Premier High Yield (Babson Capital)	4.0%
Premier International Bond (Baring)	2.2%

Other Funds	4.2%
Oppenheimer Commodity Strategy Total Return (OFI)	4.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Growth Fund found on page 22 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	.22%		.26%		.34%		.34%
Acquired Fund Fees and Expenses	.72%		.72%		.72%		.72%
Total Annual Fund Operating Expenses(2)	.99%		1.03%		1.11%		1.36%
Expense Reimbursement	(.08%	)	(.08%	)	(.08%	)	(.08%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.91%		.95%		1.03%		1.28%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to bear the expenses (other than the management, Rule 12b-1 and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) of Class S, Class Y, Class L, and Class A of the Fund in excess of .03% of the average daily net asset values of each such class through March 31, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$93	$307	$539	$1,206
Class Y	$97	$320	$561	$1,252
Class L	$105	$345	$604	$1,345
Class A	$698	$974	$1,270	$2,110

The following information replaces similar information for the RetireSMART Growth Fund found on page 23 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	93.0%
—Domestic Equity Funds
Select Diversified Value (Brandywine Global/Loomis Sayles)	4.5%
Select Fundamental Value (Wellington Management)	5.1%
Select Large Cap Value (Columbia Management/Huber Capital Management)	3.2%
Premier Disciplined Value (Babson Capital)	6.1%
Select Focused Value (Harris)	2.8%
Select Fundamental Growth (Wellington Management)	4.5%
Select Blue Chip Growth (T. Rowe Price)	4.5%
Select Growth Opportunities (Sands Capital/Delaware Management)	3.9%
Premier Disciplined Growth (Babson Capital)	6.1%
Select Mid-Cap Value (NFJ/Systematic)	4.0%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.6%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.8%
MM S&P® Mid Cap Index (NTI)	2.6%
MM Russell 2000® Small Cap Index (NTI)	3.1%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.7%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	2.1%
Select Small Company Growth (The Boston Company/Eagle)	1.4%
Oppenheimer Real Estate (OFI)	3.2%
—International/Global Equity Funds
Select Diversified International (J.P. Morgan)	3.5%
MM MSCI EAFE® International Index (NTI)	5.9%
Select Overseas (J.P. Morgan/MFS/Harris)	8.9%
Premier International Equity (OFI Institutional)	3.7%
Premier Focused International (Baring)	1.6%
Premier Strategic Emerging Markets (Baring)	4.0%
Oppenheimer Developing Markets Fund (OFI)	2.2%

Fixed Income & Short Term/Money Market Funds	3.0%
Premier Short-Duration Bond (Babson Capital)	0.3%
Premier Inflation-Protected and Income (Babson Capital)	0.4%
Premier Core Bond (Babson Capital)	0.8%

Select PIMCO Total Return (PIMCO)	0.2%
Select Strategic Bond (Western Asset)	0.2%
Premier High Yield (Babson Capital)	0.6%
Premier International Bond (Baring)	0.5%

Other Funds	4.3%
Oppenheimer Commodity Strategy Total Return (OFI)	4.3%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMART SM In Retirement Fund found on page 28 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.19%	.26%	.36%	.36%	.41%
Acquired Fund Fees and Expenses	.57%	.57%	.57%	.57%	.57%
Total Annual Fund Operating Expenses(2)	.81%	.88%	.98%	1.23%	1.53%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$259	$450	$1,002
Class Y	$90	$281	$488	$1,084
Class L	$100	$312	$542	$1,201
Class A	$693	$943	$1,212	$1,978
Class N	$256	$483	$834	$1,824

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$156	$483	$834	$1,824

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 29 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	32.9%

Fixed Income & Short Term/Money Market Funds	64.5%
Premier Short-Duration Bond (Babson Capital)	16.3%
Premier Inflation-Protected and Income (Babson Capital)	14.4%
Premier Core Bond (Babson Capital)	19.3%

Other Funds	2.6%

The following information replaces similar information for the RetireSMARTSM 2010 Fund found on page 34 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.29%	.39%	.39%	.44%
Acquired Fund Fees and Expenses	.59%	.59%	.59%	.59%	.59%
Total Annual Fund Operating Expenses(2)	.84%	.93%	1.03%	1.28%	1.58%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

The following information replaces similar information for the RetireSMART 2010 Fund found on page 35 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	44.3%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.1%
Premier Disciplined Value (Babson Capital)	5.1%

Fixed Income & Short Term/Money Market Funds	53.0%
Premier Short-Duration Bond (Babson Capital)	9.9%
Premier Inflation-Protected and Income (Babson Capital)	11.5%
Premier Core Bond (Babson Capital)	18.2%

Other Funds	2.7%

The following information replaces similar information for the RetireSMART 2015SM Fund found on page 40 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	1.94%		2.03%		2.13%		2.13%
Acquired Fund Fees and Expenses	.62%		.62%		.62%		.62%
Total Annual Fund Operating Expenses(2)	2.61%		2.70%		2.80%		3.05%
Expense Reimbursement	(1.89%	)	(1.93%	)	(1.93%	)	(1.93%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.72%		.77%		.87%		1.12%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$74	$631	$1,215	$2,803
Class Y	$79	$654	$1,257	$2,889
Class L	$89	$685	$1,307	$2,988
Class A	$683	$1,292	$1,924	$3,618

The following information replaces similar information for the RetireSMART 2015 Fund found on page 41 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	56.1%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.2%

Fixed Income & Short Term/Money Market Funds	40.8%
Premier Short-Duration Bond (Babson Capital)	7.2%
Premier Inflation-Protected and Income (Babson Capital)	8.9%
Premier Core Bond (Babson Capital)	13.5%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2020 Fund found on page 46 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses	.65%	.65%	.65%	.65%	.65%
Total Annual Fund Operating Expenses(2)	.88%	.97%	1.07%	1.32%	1.62%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$90	$281	$488	$1,084
Class Y	$99	$309	$536	$1,190
Class L	$109	$340	$590	$1,306
Class A	$702	$969	$1,257	$2,074
Class N	$265	$511	$881	$1,922

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$165	$511	$881	$1,922

The following information replaces similar information for the RetireSMART 2020 Fund found on page 47 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	67.3%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.5%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.3%

Fixed Income & Short Term/Money Market Funds	29.1%
Premier Inflation-Protected and Income (Babson Capital)	6.0%
Premier Core Bond (Babson Capital)	8.4%

Other Funds	3.6%

The following information replaces similar information for the RetireSMARTSM 2025 Fund found on page 52 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	2.34%		2.43%		2.53%		2.53%
Acquired Fund Fees and Expenses	.67%		.67%		.67%		.67%
Total Annual Fund Operating Expenses(2)	3.06%		3.15%		3.25%		3.50%
Expense Reimbursement	(2.29%	)	(2.33%	)	(2.33%	)	(2.33%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.77%		.82%		.92%		1.17%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$79	$729	$1,405	$3,212
Class Y	$84	$752	$1,446	$3,295
Class L	$94	$782	$1,495	$3,389
Class A	$687	$1,383	$2,099	$3,986

The following information replaces similar information for the RetireSMART 2025 Fund found on page 53 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	74.7%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.6%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.2%

Fixed Income & Short Term/Money Market Funds	21.4%
Premier Core Bond Fund (Babson Capital)	5.0%

Other Funds	4.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2030 Fund found on page 58 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.18%	.27%	.37%	.37%	.42%
Acquired Fund Fees and Expenses	.69%	.69%	.69%	.69%	.69%
Total Annual Fund Operating Expenses(2)	.92%	1.01%	1.11%	1.36%	1.66%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$94	$293	$509	$1,131
Class Y	$103	$322	$558	$1,236
Class L	$113	$353	$612	$1,352
Class A	$706	$981	$1,277	$2,116
Class N	$269	$523	$902	$1,965

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$169	$523	$902	$1,965

The following information replaces similar information for the RetireSMART 2030 Fund found on page 59 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	80.1%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.6%
Premier Disciplined Value (Babson Capital)	6.5%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.8%
MM MSCI EAFE® International Index (NTI)	5.1%

Fixed Income & Short Term/Money Market Funds	15.9%

Other Funds	4.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2035 Fund found on page 64 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	2.68%		2.77%		2.87%		2.87%
Acquired Fund Fees and Expenses	.69%		.69%		.69%		.69%
Total Annual Fund Operating Expenses(2)	3.42%		3.51%		3.61%		3.86%
Expense Reimbursement	(2.63%	)	(2.67%	)	(2.67%	)	(2.67%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.79%		.84%		.94%		1.19%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$805	$1,552	$3,526
Class Y	$86	$828	$1,592	$3,605
Class L	$96	$858	$1,641	$3,696
Class A	$689	$1,453	$2,235	$4,268

The following information replaces similar information for the RetireSMART 2035 Fund found on page 65 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	82.6%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.2%
Premier Disciplined Value (Babson Capital)	6.2%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%
MM MSCI EAFE® International Index (NTI)	5.3%

Fixed Income & Short Term/Money Market Funds	13.4%

Other Funds	4.1%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2040 Fund found on page 70 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.05%	.05%	.05%	.05%	.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.20%	.29%	.39%	.39%	.44%
Acquired Fund Fees and Expenses	.70%	.70%	.70%	.70%	.70%
Total Annual Fund Operating Expenses(2)	.95%	1.04%	1.14%	1.39%	1.69%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$97	$303	$525	$1,166
Class Y	$106	$331	$574	$1,271
Class L	$116	$362	$628	$1,386
Class A	$708	$990	$1,292	$2,148
Class N	$272	$533	$918	$1,998

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$172	$533	$918	$1,998

The following information replaces similar information for the RetireSMART 2040 Fund found on page 71 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	84.0%
—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.7%
Premier Disciplined Value (Babson Capital)	5.7%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.0%
MM MSCI EAFE® International Index (NTI)	5.3%

Fixed Income & Short Term/Money Market Funds	12.1%

Other Funds	4.0%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2045 Fund found on page 76 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses(1)	4.06%		4.15%		4.25%		4.25%
Acquired Fund Fees and Expenses	.71%		.71%		.71%		.71%
Total Annual Fund Operating Expenses(2)	4.82%		4.91%		5.01%		5.26%
Expense Reimbursement	(4.01%	)	(4.05%	)	(4.05%	)	(4.05%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.81%		.86%		.96%		1.21%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, and .50% for Classes S, Y, L, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$1,089	$2,099	$4,639
Class Y	$88	$1,111	$2,137	$4,708
Class L	$98	$1,140	$2,182	$4,787
Class A	$691	$1,718	$2,739	$5,268

The following information replaces similar information for the RetireSMART 2045 Fund found on page 77 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.8%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management )	5.0%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.7%
MM MSCI EAFE® International Index (NTI)	5.7%

Fixed Income & Short Term/Money Market Funds	5.0%

Other Funds	4.2%

The following information replaces similar information for the RetireSMARTSM 2050 Fund found on page 82 under Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.05%		.05%		.05%		.05%		.05%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses(1)	.32%		.41%		.51%		.51%		.56%
Acquired Fund Fees and Expenses	.71%		.71%		.71%		.71%		.71%
Total Annual Fund Operating Expenses(2)	1.08%		1.17%		1.27%		1.52%		1.82%
Expense Reimbursement	(.27%	)	(.31%	)	(.31%	)	(.31%	)	(.31%	)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	.81%		.86%		.96%		1.21%		1.51%

(1)

Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year, and Acquired Fund fees and expenses of the Fund have been restated to reflect expenses for the current fiscal year.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the "Financial Highlights" tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

(3)

The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) through March 31, 2013, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .10%, .15%, .25%, .50%, and .80% for classes S, Y, L, A, and N, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$317	$569	$1,293
Class Y	$88	$341	$614	$1,393
Class L	$98	$372	$667	$1,507
Class A	$691	$999	$1,329	$2,258
Class N	$254	$542	$956	$2,112

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class N	$154	$542	$956	$2,112

The following information replaces similar information for the RetireSMART 2050 Fund found on page 83 in the section titled Principal Investment Strategies:

The table below shows the Fund's approximate allocation, as of November 9, 2012, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under "Additional Information Regarding Investment Objectives and Principal Investment Strategies" in the Fund's Prospectus. The Fund's investment adviser, MassMutual, intends to manage the Fund according to the Fund's target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund's asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.9%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.0%
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.9%
—International Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.7%
MM MSCI EAFE® International Index (NTI)	5.8%

Fixed Income & Short Term/Money Market Funds	4.9%

Other Funds	4.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE